Share Capital - Summary Of Company Issued Shares In Conjunction Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Laurel Harvest - Contingent Consideration
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date	Dec. 09, 2021
SVS shares issued	27,091,000
Equity-based consideration	$ 47,238
Cultivate - Contingent Consideration
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date		Sep. 02, 2021
SVS shares issued		5,340,000
Equity-based consideration		$ 34,708